SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expense	$ 5,575,843	$ 4,716,909
Other Expense [Member]
General and administrative expense	33,386	35,290
Insurance-related Assessments [Member]
General and administrative expense	245,482	473,650
Share-Based Payment Arrangement [Member]
General and administrative expense	2,562,259	934,188
Service [Member]
General and administrative expense	1,899,847	2,575,294
Salaries and Related Expenses [Member]
General and administrative expense	232,842	297,848
Legal Expenses [Member]
General and administrative expense	276,336	108,814
Maintenance [Member]
General and administrative expense	15,380	50,361
Registration Fees [Member]
General and administrative expense	261,622	233,350
Doubtful Debt [Member]
General and administrative expense	40,494
Depreciation [Member]
General and administrative expense	$ 8,195	$ 8,114